Loans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	$ 7,321	$ 3,691
With an allowance recorded, Unpaid Principal Balance	4,124	5,084
Subtotal	11,445	8,775
With no related allowance recorded, Recorded Investment	7,325	3,693
With an allowance recorded, Recorded Investment	4,126	4,822
Subtotal	11,451	8,515
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	959	1,291
Subtotal	959	1,291
With no related allowance recorded, Average Recorded Investment	2,535	3,753
With an allowance recorded, Average Recorded Investment	4,819	4,162
Subtotal	7,354	7,915
With no related allowance recorded, Interest Income Recognized	43	29
With an allowance recorded, Interest Income Recognized	0	0
Subtotal	43	29
With no related allowance recorded, Cash Basis Interest Recognized	38	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Subtotal	38	0
Commercial: Commercial and other [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance		0
With no related allowance recorded, Recorded Investment		0
With no related allowance recorded, allowance For Loan Losses Allocated		0
With no related allowance recorded, Average Recorded Investment		6
With no related allowance recorded, Interest Income Recognized		0
With no related allowance recorded, Cash Basis Interest Recognized		0
Commercial: Real Estate [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	2,832	2,150
With an allowance recorded, Unpaid Principal Balance	843	1,461
With no related allowance recorded, Recorded Investment	2,835	2,152
With an allowance recorded, Recorded Investment	844	1,199
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	275	365
With no related allowance recorded, Average Recorded Investment	1,326	1,348
With an allowance recorded, Average Recorded Investment	1,111	1,681
With no related allowance recorded, Interest Income Recognized	42	10
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	0	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Commercial: Five or more family [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	3,508
With no related allowance recorded, Recorded Investment	3,508
With no related allowance recorded, allowance For Loan Losses Allocated	0
With no related allowance recorded, Average Recorded Investment	10
With no related allowance recorded, Interest Income Recognized	0
With no related allowance recorded, Cash Basis Interest Recognized	0
Commercial: Land [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	201	214
With an allowance recorded, Unpaid Principal Balance	2,547	2,772
With no related allowance recorded, Recorded Investment	201	214
With an allowance recorded, Recorded Investment	2,547	2,772
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	517	772
With no related allowance recorded, Average Recorded Investment	188	1,411
With an allowance recorded, Average Recorded Investment	2,834	1,640
With no related allowance recorded, Interest Income Recognized	0	3
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	0	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Mortgage [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	769	1,296
With an allowance recorded, Unpaid Principal Balance	702	829
With no related allowance recorded, Recorded Investment	770	1,296
With an allowance recorded, Recorded Investment	703	829
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	135	132
With no related allowance recorded, Average Recorded Investment	985	967
With an allowance recorded, Average Recorded Investment	859	826
With no related allowance recorded, Interest Income Recognized	1	16
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	38	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Home Equity [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	11	31
With an allowance recorded, Unpaid Principal Balance	32	22
With no related allowance recorded, Recorded Investment	11	31
With an allowance recorded, Recorded Investment	32	22
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	32	22
With no related allowance recorded, Average Recorded Investment	26	21
With an allowance recorded, Average Recorded Investment	15	15
With no related allowance recorded, Interest Income Recognized	0	0
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	0	0
With an allowance recorded, Cash Basis Interest Recognized	$ 0	$ 0